Note 3 - Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Aug. 04, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 3 - Summary of Significant Accounting Policies (Details) [Line Items]
Cash, Uninsured Amount		$ 2	$ 1,542
Allowance for Doubtful Other Receivables, Current		6,558
Depletion		0
Impairment of Intangible Assets, Finite-lived				1,143
Goodwill, Acquired During Period		236	28,007
Goodwill, Impairment Loss		4,693
Goodwill		23,550	28,007	0
Available-for-sale Securities, Gross Realized Losses		31
Proceeds from Sale of Available-for-sale Securities		497
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Net of Tax		6
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax		(28)	34
Allocated Share-based Compensation Expense	7,745
Derivative, Fair Value, Net		39,300	20,222
Guaranty Liabilities		39,300	20,222
Number of Reportable Segments		3
Liability for Uncertain Tax Positions, Current		0	0
Technical and Operational Management of Third-party Vessels [Member] | Shipping [Member]
Note 3 - Summary of Significant Accounting Policies (Details) [Line Items]
Sales Revenue, Services, Other		449	591	474
New Lead JMED LLC [Member]
Note 3 - Summary of Significant Accounting Policies (Details) [Line Items]
Financing Receivable, Allowance for Credit Losses		2,249
Equity Method Investment, Other than Temporary Impairment			1,077
Shipping [Member]
Note 3 - Summary of Significant Accounting Policies (Details) [Line Items]
Allowance for Doubtful Accounts Receivable		2,429	2,429
Goodwill, Acquired During Period		236
Goodwill		236
Coal Washing [Member] | Mining Properties and Mineral Rights [Member]
Note 3 - Summary of Significant Accounting Policies (Details) [Line Items]
Impairment of Intangible Assets, Finite-lived		4,341
Coal Washing [Member] | Minimum [Member]
Note 3 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life		3 years
Coal Washing [Member] | Maximum [Member]
Note 3 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life		17 years
Coal Washing [Member]
Note 3 - Summary of Significant Accounting Policies (Details) [Line Items]
Impairment of Long-Lived Assets Held-for-use			0
Goodwill, Impairment Loss		4,693
Goodwill		23,314	28,007
Maritime Equipment [Member]
Note 3 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life		25 years
Impairment of Long-Lived Assets Held-for-use		209	0	5,911
Impairment of Long-lived Assets Held-for-use, Percentage of Excess Carrying Value		45.00%	55.00%	60.00%
Back Log Assets [Member]
Note 3 - Summary of Significant Accounting Policies (Details) [Line Items]
Impairment of Long-Lived Assets Held-for-use				1,143
Interest Rate Swap [Member]
Note 3 - Summary of Significant Accounting Policies (Details) [Line Items]
Derivative, Fair Value, Net			269
Selling, General and Administrative Expenses [Member] | Warrants Expense [Member]
Note 3 - Summary of Significant Accounting Policies (Details) [Line Items]
Professional Fees			5,472
Selling, General and Administrative Expenses [Member] | Former Chairman and Former Chief Operating Officer [Member]
Note 3 - Summary of Significant Accounting Policies (Details) [Line Items]
Allocated Share-based Compensation Expense			12,664
Selling, General and Administrative Expenses [Member]
Note 3 - Summary of Significant Accounting Policies (Details) [Line Items]
Allocated Share-based Compensation Expense		23,402	25,193	2,412
Professional Fees			19,233
Five Mile and Tennessee Property [Member]
Note 3 - Summary of Significant Accounting Policies (Details) [Line Items]
Stock Issued During Period, Value, Acquisitions			$ 26,774